Segmental analysis - Revenue (Details) - GBP (£) £ in Millions	12 Months Ended
	Mar. 31, 2018	Mar. 31, 2017		Mar. 31, 2016
Disclosure of operating segments [line items]
Revenue	£ 15,250	£ 15,035	[1]	£ 13,212	[2]
UK
Disclosure of operating segments [line items]
Revenue	5,938	6,064		5,619
US
Disclosure of operating segments [line items]
Revenue	9,312	8,971		7,593
UK Electricity Transmission
Disclosure of operating segments [line items]
Revenue	4,126	4,410		3,957
UK Gas Transmission
Disclosure of operating segments [line items]
Revenue	1,082	981		938
US Regulated
Disclosure of operating segments [line items]
Revenue	9,272	8,931		7,493
NG Ventures and Other
Disclosure of operating segments [line items]
Revenue	770	713		824
Operating Segments And Unallocated Amounts
Disclosure of operating segments [line items]
Revenue	15,293	15,163		13,341
Operating segments | UK Electricity Transmission
Disclosure of operating segments [line items]
Revenue	4,154	4,439		3,977
Operating segments | UK Gas Transmission
Disclosure of operating segments [line items]
Revenue	1,091	1,080		1,047
Operating segments | US Regulated
Disclosure of operating segments [line items]
Revenue	9,272	8,931		7,493
Unallocated amounts | NG Ventures and Other
Disclosure of operating segments [line items]
Revenue	776	713		824
Unallocated amounts | NG Ventures
Disclosure of operating segments [line items]
Revenue	593	604		719
Sales between segments
Disclosure of operating segments [line items]
Revenue	(43)	(128)		(129)
Sales between segments | UK Electricity Transmission
Disclosure of operating segments [line items]
Revenue	(28)	(29)		(20)
Sales between segments | UK Gas Transmission
Disclosure of operating segments [line items]
Revenue	(9)	(99)		(109)
Sales between segments | US Regulated
Disclosure of operating segments [line items]
Revenue	0	0		0
Sales between segments | NG Ventures and Other
Disclosure of operating segments [line items]
Revenue	£ (6)	£ 0		£ 0

[1]	Comparatives have been re-presented to reflect the change to a columnar format (see note 1).
[2]	Comparatives have been re-presented to reflect the change to a columnar format (see note 1).